Equity - Subordinated notes - General information (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	May 11, 2021 EUR (€)	Oct. 15, 2020 EUR (€)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€) tranche	Oct. 01, 2014 GBP (£) tranche	Feb. 07, 2014 EUR (€) tranche	Feb. 07, 2014 GBP (£) tranche
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 500
Rate					1.375%
First step-up interest rate adjustment (as a percent)					0.25%
Second step-up interest rate adjustment (as a percent)					1.00%
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020	€ 21	€ (21)
Subordinated notes	5,803	5,803	€ 5,497
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)			50.00%	50.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)			0.00%	0.00%
ifrs Subordinated debt [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value			€ 507	£ 426
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020	21
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 2,800
Number of tranches within notes issued | tranche												3	3
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 1,000
Rate												4.25%	4.25%
First step-up interest rate adjustment (as a percent)												0.25%	0.25%
Second step-up interest rate adjustment (as a percent)												0.75%	0.75%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 1,000
Rate												5.25%	5.25%
First step-up interest rate adjustment (as a percent)												0.25%	0.25%
Second step-up interest rate adjustment (as a percent)												0.75%	0.75%
Subordinated notes	1,000	1,000	1,000
Subordinated Debt, 5.875 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
First step-up interest rate adjustment (as a percent)												0.25%	0.25%
Second step-up interest rate adjustment (as a percent)												0.75%	0.75%
ECB fix rate												0.8314%	0.8314%
Subordinated Debt, 5.88 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 782	£ 650
Rate												5.88%	5.88%
Subordinated notes	514	782
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 3,000
Number of tranches within notes issued | tranche										3	3
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 1,000
Rate										4.00%	4.00%
First step-up interest rate adjustment (as a percent)										0.25%	0.25%
Second step-up interest rate adjustment (as a percent)										0.75%	0.75%
Subordinated notes	118	500
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 1,250
Rate										5.00%	5.00%
First step-up interest rate adjustment (as a percent)										0.25%	0.25%
Second step-up interest rate adjustment (as a percent)										0.75%	0.75%
Subordinated notes	1,250	1,250	1,250
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value										€ 771	£ 600
Rate										5.75%	5.75%
First step-up interest rate adjustment (as a percent)										0.25%	0.25%
Second step-up interest rate adjustment (as a percent)										0.75%	0.75%
ECB fix rate										0.7782%	0.7782%
Subordinated notes	721	771	547
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value							€ 1		€ 1,000
First step-up interest rate adjustment (as a percent)									0.25%
Second step-up interest rate adjustment (as a percent)									0.75%
Redemption value							€ 500
Subordinated debt, 2.38 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 1,000
Rate									2.38%
Subordinated notes	1,000	1,000	1,000
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value						€ 700		€ 500
Rate								1.75%
First step-up interest rate adjustment (as a percent)								0.25%
Second step-up interest rate adjustment (as a percent)								0.75%
Subordinated notes	500	€ 500	500
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value						€ 700
Rate						1.75%
First step-up interest rate adjustment (as a percent)						0.25%
Second step-up interest rate adjustment (as a percent)						0.75%
Subordinated notes	€ 700		700
Subordinated debt, 1.38 percent, issued November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 500
Rate					1.38%
Subordinated notes			€ 500